                   AIM SUMMIT FUND -- CLASS A, B AND C SHARES

                     Supplement dated January 5, 2006 to the
                Prospectus dated October 31, 2005 as supplemented
                      October 31, 2005 and December 8, 2005

The following replaces in its entirety the information appearing under the heading, "PERFORMANCE INFORMATION -- PERFORMANCE TABLE," on page 3 of the prospectus

"PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index, and a peer group index. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------------------------
 (for the periods ended December 31, 2004)                                                                 INCEPTION
                                                                     1 YEAR       5 YEARS     10 YEARS     DATE
----------------------------------------------------------------------------------------------------------------------
Class P(1)                                                                                                 11/01/82
Return Before Taxes                                                   10.74%       (9.93)%        9.23%
Return After Taxes on Distributions                                   10.72       (10.62)         7.49
Return After Taxes on Distributions and Sales of Fund Shares           7.00        (8.10)         7.64

S&P 500 Index(2)                                                      10.87        (2.30)        12.07         --
Russell 1000(R) Growth Index(2,3)                                      6.30        (9.29)         9.59         --
Custom Summit Index(4)                                                10.03        (4.11)        11.01         --
Lipper Multi Cap Growth Fund Index(2,5)                               11.26        (7.00)         9.43         --


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The annual total returns shown are those of the fund's Class P shares, which are not offered in this prospectus. Class A, B and C shares would have lower annual total returns because, although the shares are invested in the same portfolio of securities, Class A, B and C shares have higher expenses.

(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the Russell 1000 Growth Index, which the fund believes closely reflects the performance of the securities in which the fund invests. In addition, the fund has included the Lipper Multi Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group.

(3) The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is comprised of 1000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States. In conjunction with the December 30, 2005 portfolio management team change for the fund and the corresponding change in the fund's investment style which eliminated the value sleeve of the fund, the fund elected to use the Russell 1000 Growth Index to represent its style specific index rather than the Custom Summit Index.

(4) The Custom Summit Index is an index created by AIM to benchmark the AIM Summit Fund. The index is a weighted average of the following indices: 67% Russell 3000 Growth and 33% Russell 1000 Value. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are members of either the Russell 1000 Growth or Russell 2000 Growth indices. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index is considered representative of stocks in general, and the Russell 1000 Index is considered representative of Large Cap stocks.

(5) The Lipper Multi Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi Cap Growth Classification. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 index."

                                 AIM SUMMIT FUND

                     Supplement dated January 5, 2006 to the
                       Prospectus dated February 28, 2005
      as supplemented July 1, 2005, September 16, 2005 and October 31, 2005

The following replaces in its entirety the information appearing under the heading, "PERFORMANCE INFORMATION -- PERFORMANCE TABLE," on page A-2 of the prospectus

"PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index, and a peer group index. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------------
 (for the periods ended December 31, 2004)                                                                 INCEPTION
                                                                     1 YEAR       5 YEARS      10 YEARS    DATE
-----------------------------------------------------------------------------------------------------------------------
Class P                                                                                                    11/01/82
Return Before Taxes                                                   10.74%        (9.93)%        9.23%
Return After Taxes on Distributions                                   10.72        (10.62)         7.49
Return After Taxes on Distributions and Sales of Fund Shares           7.00         (8.10)         7.64

S&P 500 Index(1)                                                      10.87         (2.30)        12.07         --
Russell 1000(R) Growth Index(1,2)                                      6.30         (9.29)         9.59         --
Custom Summit Index(3)                                                10.03         (4.11)        11.01         --
Lipper Multi Cap Growth Fund Index(1,4)                               11.26         (7.00)         9.43         --

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the Russell 1000 Growth Index, which the fund believes closely reflects the performance of the securities in which the fund invests. In addition, the fund has included the Lipper Multi Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group.

(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is comprised of 1000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States. In conjunction with the December 30, 2005 portfolio management team change for the fund and the corresponding change in the fund's investment style which eliminated the value sleeve of the fund, the fund elected to use the Russell 1000 Growth Index to represent its style specific index rather than the Custom Summit Index.

(3) The Custom Summit Index is an index created by AIM to benchmark the AIM Summit Fund. The index is a weighted average of the following indices: 67% Russell 3000 Growth and 33% Russell 1000 Value. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are members of either the Russell 1000 Growth or Russell 2000 Growth indices. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index is considered representative of stocks in general, and the Russell 1000 Index is considered representative of Large Cap stocks.

(4) The Lipper Multi Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi Cap Growth Classification. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 index."